Taxes - Schedule of Taxation in the Statement of Income (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Taxation in the Statement of Income [Abstract]
Current	$ 2,256,487	$ 290,040	$ 2,817,000	$ 1,181,056
Deferred
Total	$ 2,256,487	$ 290,040	$ 2,817,000	$ 1,181,056